UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Security	Shares	Value
Common Stocks ― 96.8%
Capital Markets ― 5.2%
Affiliated Managers Group Inc.	19,392	$3,179,124
Ameriprise Financial Inc.	18,425	2,389,354
Invesco Ltd.	103,000	3,154,890
T. Rowe Price Group Inc.	25,080	1,709,202
Total Capital Markets		10,432,570

Commercial Banks ― 54.4%
American River Bankshares	50,945	755,005
Bank of America Corp.	180,000	4,246,200
Bank of the Ozarks Inc.	95,698	4,977,253
Banner Corp.	52,142	2,901,181
Berkshire Hills Bancorp Inc.	77,500	2,793,875
Bryn Mawr Bank Corp.	65,000	2,567,500
Centerstate Banks Inc.	149,300	3,866,870
CoBiz Financial Inc.	203,000	3,410,400
Columbia Banking System Inc.	75,000	2,924,250
Comerica Inc.	54,550	3,741,039
Customers Bancorp Inc.	48,000	1,513,440	*
Farmers & Merchants Bank of Long Beach	200	1,495,000
First Connecticut Bancorp Inc.	50,000	1,240,000
First Financial Bancorp	37,000	1,015,650
First Foundation Inc.	90,000	1,395,900	*
First Merchants Corp.	30,000	1,179,600
Franklin Financial Network Inc.	50,000	1,937,500	*
Great Western Bancorp Inc.	40,000	1,696,400
Heritage Financial Corp.	128,000	3,168,000
Heritage Oaks Bancorp	176,500	2,356,275
Howard Bancorp Inc.	60,000	1,122,000	*
JPMorgan Chase & Co.	78,310	6,878,750
MB Financial Inc.	94,000	4,025,080
National Commerce Corp.	40,000	1,464,000	*
Northrim Bancorp Inc.	39,100	1,174,955
Pacific Continental Corp.	135,000	3,307,500
Paragon Commercial Corp.	22,500	1,203,525	*
People's Utah Bancorp	85,000	2,248,250
PNC Financial Services Group Inc.	39,000	4,689,360
QCR Holdings Inc.	90,500	3,832,675
SmartFinancial Inc.	50,000	1,052,000	*
Sterling Bancorp	183,200	4,341,840
SVB Financial Group	26,000	4,838,340	*
TCF Financial Corp.	80,000	1,361,600

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)

Security	Shares	Value
Commercial Banks ― 54.4% (continued)
Texas Capital Bancshares Inc.	53,000	$4,422,850	*
Univest Corp. of Pennsylvania	45,126	1,168,763
U.S. Bancorp	60,500	3,115,750
Webster Financial Corp.	68,895	3,447,506
Western Alliance Bancorp	70,000	3,436,300	*
Wintrust Financial Corp.	50,000	3,456,000
Total Commercial Banks		109,768,382

Consumer Finance ― 2.4%
Discover Financial Services	72,000	4,924,080
Total Consumer Finance		4,924,080

Diversified Financial Services ― 4.2%
Charles Schwab Corp.	76,000	3,101,560
Intercontinental Exchange Inc.	90,500	5,418,235
Total Diversified Financial Services		8,519,795

Insurance ― 11.3%
American Financial Group Inc.	28,650	2,733,783
AMERISAFE Inc.	25,000	1,622,500
Brown & Brown Inc.	57,000	2,378,040
Chubb Limited	29,500	4,019,375
Hanover Insurance Group Inc.	26,000	2,341,560
James River Group Holdings Ltd	30,000	1,285,800
Marsh & McLennan Cos Inc.	58,000	4,285,620
MetLife Inc.	78,000	4,119,960
Total Insurance		22,786,638

IT Services ― 9.8%
Black Knight Financial Services Inc., Class A Shares	44,000	1,685,200	*
Fidelity National Information Services Inc.	37,000	2,945,940
Fiserv Inc.	24,840	2,864,301	*
Global Payments Inc.	63,699	5,139,235
Vantiv Inc.	25,000	1,603,000	*
Visa Inc., Class A Shares	63,400	5,634,358
Total IT Services		19,872,034

Professional Services ― 1.3%
Verisk Analytics Inc., Class A Shares	33,500	2,718,190	*
Total Professional Services		2,718,190

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)

Security	Shares	Value
Real Estate Investment Trusts (REITs) ― 3.2%
Crown Castle International Corp.	39,000	$3,683,550
Simon Property Group LP	16,000	2,752,480
Total Real Estate Investment Trusts (REITs)		6,436,030

Thrifts & Mortgage Finance ― 5.0%
HomeStreet Inc.	53,000	1,481,350	*
Meta Financial Group Inc.	18,000	1,593,000
Riverview Bancorp Inc.	110,000	786,500
Territorial Bancorp Inc.	65,000	2,026,050
WSFS Financial Corp.	92,803	4,264,298
Total Thrifts & Mortgage Finance		10,151,198

Total Common Stocks (Cost ― $129,454,564)		195,608,917

Short-Term Investment ― 3.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I - 0.56%(a)	7,167,019	7,167,019
Total Short-Term Investment (Cost ― $7,167,019)		7,167,019

Total Investments ― 100.4% (Cost ― $136,621,583)		202,775,936
Liabilities in Excess of Other Assets ― (0.4)%		(896,729)
Total Net Assets ― 100.0%		$201,879,207

Notes:
* Non-income producing security
(a) The rate is annualized seven-day yield at period end.

	The cost basis of investment for federal income tax purposes at March 31, 2017, was as follows***:

Cost of Investments	$136,621,583
Gross Unrealized Appreciation	67,285,909
Gross Unrealized Depreciation	(1,131,556)
Net Unrealized Appreciation	$66,154,353

***	Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's income tax information, please refer to the Notes to Financial
Statements sections in the Fund's most recent annual report.

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)
		Maturity	Face
	Rate	Date	Amount	Value
Municipal Bonds ― 98.8%
Education ― 12.4%
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2018	$500,000	$508,325
Frostburg State University Project	4.000%	10/1/2019	500,000	510,940
Frostburg State University Project	4.000%	10/1/2020	500,000	514,940
Salisbury University Project	5.000%	6/1/2027	455,000	491,955
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	2,038,113
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	534,410
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,727,513
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,283,740
Johns Hopkins University	0.810%	7/1/2036	1,000,000	1,000,000	(c)
Maryland Institute College of Art	5.000%	6/1/2036	3,295,000	3,316,154
Maryland Institute College of Art	4.000%	6/1/2042	250,000	238,530
Maryland Institute College of Art	5.000%	6/1/2042	525,000	528,370
University System of Maryland Revenue Bonds	1.250%	7/1/2023	1,750,000	1,748,390	(c)
Total Education				15,441,380

Health Care ― 10.1%
County of Baltimore, MD, Oak Crest Village Inc.	5.000%	1/1/2030	495,000	553,227
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/2027	1,250,000	1,459,238
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,141,379
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,431,880
James Lawrence Kernan Hospital	5.000%	7/1/2034	50,000	52,760
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,213,088
The Johns Hopkins Hospital Issue(a)	4.193%	7/1/2019	2,890,000	2,632,501
Total Health Care				12,484,073

Housing ― 11.3%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/2029	2,490,000	2,557,604
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/2029	1,000,000	1,022,840
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	0.850%	9/1/2031	900,000	900,000	(c)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	0.850%	12/1/2038	1,000,000	1,000,000	(c)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/2039	1,980,000	2,019,085
Maryland State Community Development Administration, Department of Housing and Community Development:
Local Government Infrastructure, Senior Lien	4.000%	6/1/2030	4,485,000	4,767,824
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/2030	1,000,000	1,059,270
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/2025	625,000	646,675
Total Housing				13,973,298

Industrial Revenue ― 0.5%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	565,000	566,351
Total Industrial Revenue				566,351

Leasing ― 1.7%
IDA of Prince George's County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/2019	1,000,000	1,037,640
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,123,710
Total Leasing				2,161,350

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)
		Maturity	Face
	Rate	Date	Amount	Value
Local General Obligation ― 14.5%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	$1,150,000	$1,251,407
Baltimore County, Maryland, GO Bonds	3.000%	3/16/2018	2,000,000	2,037,340
Baltimore County, Maryland, GO Bonds	4.000%	8/1/2023	1,270,000	1,371,206
County of Baltimore, Maryland, COPS	5.000%	10/1/2018	3,500,000	3,704,785
County of Montgomery, Maryland	0.650%	6/1/2026	1,700,000	1,700,000	(c)
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/2019	1,000,000	1,090,880
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	3,011,160
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	3.000%	6/1/2031	4,000,000	3,904,960
Total Local General Obligation				18,071,738

Power ― 1.9%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/2028	3,740,000	2,356,200
Total Power				2,356,200

Pre-Refunded/Escrowed to Maturity(b) ― 29.0%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John's College Facility	5.000%	10/1/2027	1,135,000	1,157,484
St. John's College Facility	5.000%	10/1/2032	1,000,000	1,019,810
St. John's College Facility	5.000%	10/1/2036	2,465,000	2,513,832
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,420,274
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	1,485,000	1,558,686
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	2,515,000	2,639,794
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/2023	1,000,000	1,009,990
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,682,250
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Projects	5.750%	6/1/2033	500,000	527,210
University of Maryland, College Park Projects	5.800%	6/1/2038	1,500,000	1,582,500
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/2029	2,000,000	2,247,760
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/2018	485,000	502,732
James Lawrence Kernan Hospital	5.000%	7/1/2034	950,000	1,029,933
Maryland Institute College of Art	5.000%	6/1/2036	1,705,000	1,715,946
Maryland Institute College of Art	5.000%	6/1/2042	275,000	276,765
Mercy Medical Center Inc.	5.500%	7/1/2042	3,445,000	3,483,928
University of Maryland Medical System	5.125%	7/1/2039	1,000,000	1,088,060
Washington County Hospital Issue	5.250%	1/1/2023	500,000	515,670
Washington County Hospital Issue	5.750%	1/1/2038	2,000,000	2,070,020
Washington County Hospital Issue	6.000%	1/1/2043	1,000,000	1,036,850
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	15,000	16,505
Total Pre-Refunded/Escrowed to Maturity				36,095,999

Special Tax Obligation ― 3.7%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/2030	3,000,000	3,280,800
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2023	290,000	120,712
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	1,985,000	791,519
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/2039	1,000,000	432,500
Total Special Tax Obligation				4,625,531

Water & Sewer ― 13.7%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	1,675,000	1,823,790
Water Projects, FGIC	5.000%	7/1/2024	1,660,000	1,801,598
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.750%	6/1/2017	2,000,000	2,015,560

1919 Maryland Tax-Free Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)
		Maturity	Face
	Rate	Date	Amount	Value
Water & Sewer ― 13.7% (Continued)
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/2018	$2,705,000	$2,863,189
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/2019	3,665,000	4,049,788
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	0.820%	6/1/2023	4,500,000	4,500,000	(c)
Total Water & Sewer				17,053,925

Total Investments ― 98.8% (Cost ― $118,842,866)				122,829,845
Other Assets in Excess of Liabilities ― 1.2%				1,495,891
Total Net Assets ― 100.0%				$124,325,736

(a) Zero coupon bond. Rate shown is effective yield of the position.
(b) Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

AGM — Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
COPS — Community Oriented Policing Services
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation
IDA — Industrial Development Authority
NATL — National Public Finance Guarantee Corporation — Insured Bonds

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	50.2%
AA/Aa	27.2%
A	9.5%
BBB/Baa	10.1%
CC/Ca	1.1%
CCC/Caa	1.9%
100.0%

*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally
Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple
NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The cost basis of investment for federal income tax purposes at March 31, 2017, was as follows***:

Cost of Investments	$118,842,866
Gross Unrealized Appreciation	7,691,696
Gross Unrealized Depreciation	(3,704,717)
Net Unrealized Appreciation	$3,986,979

***	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Security	Shares	Value
Common Stocks ― 69.3%
Consumer Discretionary ― 9.6%
Amazon.com Inc.	970	$859,944	*
BorgWarner Inc.	39,900	1,667,421
Home Depot Inc/The	9,030	1,325,875
O'Reilly Automotive Inc.	6,600	1,780,944	*
Time Warner, Inc.	10,500	1,025,955
TJX Cos Inc.	13,030	1,030,412
VF Corp.	18,090	994,407
Whirlpool Corp.	9,010	1,543,683
Yum! Brands Inc.	18,695	1,194,611
Total Consumer Discretionary		11,423,252

Consumer Staples ― 6.7%
Costco Wholesale Corp.	12,120	2,032,403
CVS Health Corp.	24,330	1,909,905
Estee Lauder Cos. Inc., Class A Shares	24,440	2,072,268
PepsiCo Inc.	17,005	1,902,179
Total Consumer Staples		7,916,755

Financials ― 11.8%
Discover Financial Services	36,400	2,489,396
Invesco Ltd.	59,450	1,820,953
JPMorgan Chase & Co.	22,530	1,979,035
Prologis Inc.	24,080	1,249,271
Simon Property Group LP	5,870	1,009,816
SunTrust Banks Inc.	37,890	2,095,317
Texas Capital Bancshares Inc.	18,870	1,574,702	*
U.S. Bancorp	33,250	1,712,375
Total Financials		13,930,865

Health Care ― 9.9%
Boston Scientific Corp.	64,570	1,605,856	*
Celgene Corp.	12,140	1,510,580	*
Chubb Ltd.	14,070	1,917,038
CR Bard Inc.	9,600	2,385,984
Thermo Fisher Scientific Inc.	10,410	1,598,976
UnitedHealth Group Inc.	16,310	2,675,003
Total Health Care		11,693,437

Industrials ― 10.3%
Cintas Corp.	7,240	916,150
Danaher Corp.	22,080	1,888,502
Fortive Corp.	35,360	2,129,379
HD Supply Holdings Inc.	37,900	1,558,637	*
Illinois Tool Works Inc.	14,910	1,975,128
Quanta Services Inc.	49,750	1,846,223	*
Union Pacific Corp.	17,540	1,857,837
Total Industrials		12,171,856

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)

Security	Shares	Value
Information Technology ― 17.1%
Adobe Systems Inc.	7,080	$921,320	*
Alliance Data Systems Corp.	4,400	1,095,600
Alphabet Inc., Class A Shares	3,580	3,035,124	*
Analog Devices Inc.	14,000	1,147,300
Apple Inc.	23,200	3,332,912
Broadcom Ltd	5,470	1,197,711
Cisco Systems Inc.	34,780	1,175,564
Facebook Inc.	13,630	1,936,141	*
Intuit Inc.	10,820	1,255,012
Microsoft Corp.	22,400	1,475,264
PayPal Holdings Inc.	40,140	1,726,823	*
Visa Inc., Class A Shares	21,540	1,914,260
Total Information Technology		20,213,031

Materials ― 1.4%
Air Products & Chemicals Inc.	12,254	1,657,844
Total Materials		1,657,844

Telecommunication Services ― 0.9%
AT&T Inc.	26,520	1,101,906
Total Telecommunication Services		1,101,906

Utilities ― 1.6%
American Water Works Co. Inc.	25,010	1,945,028
Total Utilities		1,945,028

Total Common Stocks (Cost ― $58,254,785)		82,053,974

		Maturity	Face
	Rate	Date	Amount	Value
Collateralized Mortgage Obligations ― 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/2022	$262,001	$265,293
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	139,223	144,316
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	86,506	91,706
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/2037	8,151	8,166
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/2038	29,348	29,543
Total Collateralized Mortgage Obligations (Cost ― $542,035)				539,024

Corporate Bonds ― 16.4%
Consumer Discretionary ― 2.5%
Cintas Corp No 2	2.900%	4/1/2022	325,000	329,165
Comcast Corp.	3.375%	2/15/2025	210,000	212,883
Comcast Corp.	5.650%	6/15/2035	600,000	711,939
Ford Motor Co.	4.346%	12/8/2026	490,000	500,627
Ford Motor Credit Co LLC	8.125%	1/15/2020	610,000	701,460
Starbucks Corp.	2.450%	6/15/2026	500,000	479,656
Total Consumer Discretionary				2,935,730

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)

Security	Rate	Date	Amount	Value
Consumer Staples ― 0.6%
CVS Health Corp.	3.875%	7/20/2025	$260,000	$268,352
PepsiCo Inc.	3.100%	7/17/2022	390,000	400,947
Total Consumer Staples				669,299

Financials ― 6.9%
Aflac Inc.	4.000%	2/15/2022	400,000	424,743
American Express Credit Corp.	1.523%	3/3/2020	405,000	404,797	(a)
Bank of America Corp.	4.183%	11/25/2027	525,000	527,946
BlackRock Inc.	4.250%	5/24/2021	400,000	428,566
Citigroup Inc.	2.360%	8/2/2021	485,000	492,850	(a)
Citigroup Inc.	5.500%	9/13/2025	325,000	355,915
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	1,000,000	1,073,014
Goldman Sachs Group Inc.	2.139%	11/15/2018	450,000	454,874	(a)
Goldman Sachs Group Inc.	2.209%	11/15/2021	375,000	379,496	(a)
Goldman Sachs Group Inc.	3.500%	11/16/2026	330,000	323,266
Intercontinental Exchange Inc.	4.000%	10/15/2023	300,000	318,243
JPMorgan Chase & Co.	6.000%	1/15/2018	200,000	206,775
Morgan Stanley	2.200%	12/7/2018	425,000	426,917
Morgan Stanley	5.000%	11/24/2025	220,000	236,648
Simon Property Group LP	4.125%	12/1/2021	250,000	264,986
State Street Corp.	3.700%	11/20/2023	370,000	387,749
TD Ameritrade Holding Corp.	2.950%	4/1/2022	325,000	329,232
Toronto-Dominion Bank	1.450%	9/6/2018	400,000	399,191
Toronto-Dominion Bank	1.450%	8/13/2019	715,000	707,343
Total Financials				8,142,551

Health Care ― 1.1%
Gilead Sciences Inc.	4.500%	4/1/2021	400,000	430,015
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	330,275
Medtronic Inc.	4.125%	3/15/2021	500,000	531,416
Total Health Care				1,291,706

Industrials ― 0.7%
Norfolk Southern Corp.	7.250%	2/15/2031	650,000	882,511
Total Industrials				882,511

Information Technology ― 2.8%
Apple Inc.	2.850%	2/23/2023	575,000	580,898
Cisco Systems Inc.	2.125%	3/1/2019	300,000	303,214
eBay Inc.	2.500%	3/9/2018	170,000	171,331
Microsoft Corp.	3.125%	11/3/2025	400,000	404,209
Microsoft Corp.	2.400%	8/8/2026	220,000	208,416
Microsoft Corp.	4.200%	11/3/2035	565,000	593,489
QUALCOMM Inc.	3.450%	5/20/2025	650,000	660,124
Texas Instruments Inc.	1.650%	8/3/2019	400,000	399,418
Total Information Technology				3,321,099

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Telecommunication Services ― 1.1%
AT&T Inc.	4.450%	4/1/2024	$425,000	$446,054
Verizon Communications Inc.	2.871%	9/14/2018	175,000	178,743	(a)
Verizon Communications Inc.	3.125%	3/16/2022	330,000	332,153
Verizon Communications Inc.	5.250%	3/16/2037	335,000	347,424
Total Telecommunication Services				1,304,374

Utilities ― 0.7%
Georgia Power Co.	3.250%	4/1/2026	345,000	337,634
Southern Power Co.	1.950%	12/15/2019	545,000	541,343
Total Utilities				878,977

Total Corporate Bonds (Cost ― $18,919,663)				19,426,247

Foreign Government Agency Issues ― 0.7%
International Finance Corp.	1.750%	3/30/2020	850,000	850,131
Total Foreign Government Agency Issues (Cost ― $849,507)				850,131

Mortgage Backed Securities ― 1.0%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/2019	47,036	48,429
Gold Pool G18082	5.000%	11/1/2020	50,881	53,422
Gold Pool G12379	4.500%	6/1/2021	55,815	57,809
Gold Pool J04311	6.000%	2/1/2022	34,747	36,652
Gold Pool C91417	3.500%	1/1/2032	167,068	174,390
Gold Pool A35826	5.000%	7/1/2035	99,545	108,898
Gold Pool G08112	6.000%	2/1/2036	128,349	146,207
Gold Pool G02564	6.500%	1/1/2037	63,081	74,780
Gold Pool G08179	5.500%	2/1/2037	53,395	59,221
Gold Pool A65694	6.000%	9/1/2037	48,546	55,156
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	23	25
Pool 808156	4.500%	2/1/2035	10,466	11,220
Pool 891596	5.500%	6/1/2036	1,352	1,506
Pool 190375	5.500%	11/1/2036	8,429	9,401
Pool 916386	6.000%	5/1/2037	52,356	59,150
Pool 946594	6.000%	9/1/2037	59,685	67,430
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/2035	207,037	228,770
Gold Pool 003922M	7.000%	11/20/2036	28,166	33,811
Total Mortgage Backed Securities (Cost ― $1,112,642)				1,226,277

Municipal Bonds ― 0.4%
Pennsylvania ― 0.4%
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/2030	390,000	421,317
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/2030	10,000	11,217	(b)
Total Municipal Bonds (Cost ― $403,303)				432,534

U.S. Government & Agency Obligations ― 7.1%
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	125,000	165,920
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	375,000	392,727
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	245,000	243,723
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	160,913

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)

Security	Rate	Maturity Date	Fee Amount	Value
U.S. Government & Agency Obligations ― 7.1% (Continued)
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	$520,000	$508,239
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	195,000	261,346
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	427,970
United States Treasury Bonds	7.875%	2/15/2021	560,000	688,013
United States Treasury Bonds	8.000%	11/15/2021	250,000	317,432
United States Treasury Bonds	7.250%	8/15/2022	450,000	569,821
United States Treasury Bonds	7.500%	11/15/2024	640,000	876,925
United States Treasury Bonds	7.625%	2/15/2025	275,000	381,670
United States Treasury Bonds	6.875%	8/15/2025	100,000	134,916
United States Treasury Bonds	6.750%	8/15/2026	90,000	123,215
United States Treasury Bonds	6.500%	11/15/2026	135,000	182,788
United States Treasury Bonds	3.500%	2/15/2039	718,000	790,459
United States Treasury Bonds	4.375%	11/15/2039	204,000	253,271
United States Treasury Notes	4.250%	11/15/2017	475,000	484,528
United States Treasury Notes	3.625%	8/15/2019	210,000	221,193
United States Treasury Notes	3.625%	2/15/2020	325,000	344,716
United States Treasury Notes	2.625%	8/15/2020	900,000	929,091
Total U.S. Government & Agency Obligations (Cost ― $8,119,863)				8,458,876

	Shares
Short-Term Investment ― 4.7%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I - 0.56%(c)	5,606,269	5,606,269
Total Short-Term Investment (Cost ― $5,606,269)		5,606,269

Total Investments ― 100.1% (Cost ― $93,808,067)		118,593,332
Liabilities in Excess of Other Assets ― (0.1)%		(135,862)
Total Net Assets ― 100.0%		$118,457,470

Notes:

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is rate at period end.
(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S.
government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
ADR - American Depositary Receipts
GO - General Obligation
PAC - Planned Amortization Class
PLC - Public Limited Company

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at March 31, 2017, was as follows***:

Cost of investments	$93,808,067
Gross unrealized appreciation	26,012,304
Gross unrealized depreciation	(1,227,039)
Net unrealized appreciation	$24,785,265

***	Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent annual report.

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

Security	Shares	Value
Common Stocks ― 70.9%
Consumer Discretionary ― 9.1%
Amazon.com Inc.	310	$274,827	*
BorgWarner Inc.	12,700	530,733
Home Depot Inc/The	2,860	419,934
O'Reilly Automotive Inc.	2,010	542,378	*
Time Warner Inc.	2,850	278,474
TJX Cos Inc.	4,010	317,111
VF Corp.	5,590	307,282
Whirlpool Corp.	2,820	483,151
Yum! Brands Inc.	5,400	345,060
Total Consumer Discretionary		3,498,950

Consumer Staples ― 6.5%
Costco Wholesale Corp.	3,860	647,283
CVS Health Corp.	7,520	590,320
Estee Lauder Cos. Inc., Class A Shares	7,850	665,602
PepsiCo Inc.	5,145	575,520
Total Consumer Staples		2,478,725

Energy ― 4.5%
National Oilwell Varco Inc.	2,980	119,468
Noble Energy Inc.	11,820	405,899
Occidental Petroleum Corp.	6,850	434,016
Royal Dutch Shell PLC	7,907	416,936
Schlumberger Ltd	3,020	235,862
TechnipFMC PLC	3,670	119,275	*
Total Energy		1,731,456

Financials ― 11.2%
Discover Financial Services	11,590	792,640
Invesco Ltd.	17,780	544,601
JPMorgan Chase & Co.	7,090	622,786
Prologis Inc.	6,860	355,897
Simon Property Group LP	1,890	325,137
SunTrust Banks Inc.	12,300	680,190
Texas Capital Bancshares Inc.	5,110	426,429	*
U.S. Bancorp	10,760	554,140
Total Financials		4,301,820

Health Care ― 9.6%
Boston Scientific Corp.	21,090	524,508	*
Celgene Corp.	3,900	485,277	*
Chubb Ltd.	4,330	589,963
CR Bard Inc.	3,030	753,076
Thermo Fisher Scientific Inc.	3,400	522,240
UnitedHealth Group Inc.	4,860	797,089
Total Health Care		3,672,153

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)

Security	Shares	Value
Industrials ― 9.9%
Cintas Corp.	2,340	$296,104
Danaher Corp.	6,790	580,749
Fortive Corp.	11,550	695,541
HD Supply Holdings Inc.	11,690	480,751	*
Illinois Tool Works Inc.	4,450	589,491
Quanta Services Inc.	14,600	541,806	*
Union Pacific Corp.	5,730	606,922
Total Industrials		3,791,364

Information Technology ― 16.2%
Adobe Systems Inc.	2,260	294,094	*
Alliance Data Systems Corp.	1,240	308,760
Alphabet Inc., Class A Shares	1,160	983,448	*
Analog Devices Inc.	4,180	342,551
Apple Inc.	7,440	1,068,830
Broadcom Ltd	1,520	332,819
Cisco Systems Inc.	9,600	324,480
Facebook Inc.	4,140	588,087	*
Intuit Inc.	3,120	361,889
Microsoft Corp.	7,420	488,681
PayPal Holdings Inc.	12,080	519,682	*
Visa Inc., Class A Shares	6,680	593,652
Total Information Technology		6,206,973

Materials ― 1.5%
Air Products & Chemicals Inc.	4,105	555,365
Total Materials		555,365

Telecommunication Services ― 0.8%
AT&T Inc.	7,070	293,758
Total Telecommunication Services		293,758

Utilities ― 1.6%
American Water Works Co. Inc.	8,120	631,492
Total Utilities		631,492

Total Common Stocks (Cost ― $19,586,212)		27,162,056

		Maturity	Face
	Rate	Date	Amount	Value
Collateralized Mortgage Obligations ― 0.2%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	$41,767	$43,295
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	11,895	12,610
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/2038	11,389	11,464
Total Collateralized Mortgage Obligations (Cost ― $67,693)				67,369

Corporate Bonds ― 15.3%
Consumer Discretionary ― 2.2%
Cintas Corp No 2	2.900%	4/1/2022	100,000	101,282
Comcast Corp.	3.375%	2/15/2025	70,000	70,961
Comcast Corp.	5.650%	6/15/2035	200,000	237,313
Ford Motor Co.	4.346%	12/8/2026	145,000	148,145
Ford Motor Credit Co LLC	8.125%	1/15/2020	195,000	224,237
Starbucks Corp.	2.450%	6/15/2026	65,000	62,355
Total Consumer Discretionary				844,293

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Consumer Staples ― 0.6%
CVS Health Corp.	3.875%	7/20/2025	$95,000	$98,052
PepsiCo Inc.	3.100%	7/17/2022	135,000	138,789
Total Consumer Staples				236,841

Financials ― 6.6%
Aflac Inc.	4.000%	2/15/2022	130,000	138,041
American Express Credit Corp.	2.200%	3/3/2020	125,000	125,240
Bank of America Corp.	4.183%	11/25/2027	165,000	165,926
Bank of Nova Scotia	2.050%	10/30/2018	125,000	125,786
BlackRock Inc.	4.250%	5/24/2021	125,000	133,927
Citigroup Inc.	2.360%	8/2/2021	150,000	152,428	(a)
Citigroup Inc.	5.500%	9/13/2025	110,000	120,463
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/2021	150,000	160,952
Goldman Sachs Group Inc.	2.282%	11/15/2018	150,000	151,624	(a)
Goldman Sachs Group Inc.	2.352%	11/15/2021	120,000	121,439	(a)
Intercontinental Exchange Inc.	4.000%	10/15/2023	125,000	132,601
JPMorgan Chase & Co.	6.000%	1/15/2018	75,000	77,541
Morgan Stanley	2.200%	12/7/2018	150,000	150,677
Morgan Stanley	5.000%	11/24/2025	70,000	75,297
Simon Property Group LP	4.125%	12/1/2021	85,000	90,095
State Street Corp.	3.700%	11/20/2023	120,000	125,757
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	126,628
Toronto-Dominion Bank/The	1.450%	9/6/2018	125,000	124,747
Toronto-Dominion Bank/The	1.450%	8/13/2019	220,000	217,644
Total Financials				2,516,813

Health Care ― 1.2%
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	134,380
Gilead Sciences Inc.	4.600%	9/1/2035	100,000	103,211
Medtronic Inc.	4.125%	3/15/2021	200,000	212,566
Total Health Care				450,157

Information Technology ― 2.9%
Apple Inc.	2.850%	2/23/2023	185,000	186,898
Cisco Systems Inc.	2.125%	3/1/2019	125,000	126,339
eBay Inc.	2.500%	3/9/2018	55,000	55,431
Microsoft Corp.	3.125%	11/3/2025	125,000	126,315
Microsoft Corp.	2.400%	8/8/2026	70,000	66,314
Microsoft Corp.	4.200%	11/3/2035	175,000	183,824
QUALCOMM Inc.	3.450%	5/20/2025	215,000	218,349
Texas Instruments Inc.	1.650%	8/3/2019	150,000	149,782
Total Information Technology				1,113,252

Telecommunication Services ― 1.1%
AT&T Inc.	4.450%	4/1/2024	150,000	157,431
Verizon Communications Inc.	2.871%	9/14/2018	55,000	56,176	(a)
Verizon Communications Inc.	3.125%	3/16/2022	105,000	105,685
Verizon Communications Inc.	5.250%	3/16/2037	105,000	108,894
Total Telecommunication Services				428,186

Utilities ― 0.7%
Georgia Power Co.	3.250%	4/1/2026	100,000	97,865
Southern Power Co.	1.950%	12/15/2019	170,000	168,859
Total Utilities				266,724

Total Corporate Bonds (Cost ― $5,739,407)				5,856,266

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Foreign Government Agency Issues ― 0.7%
International Finance Corp.	1.750%	3/30/2020	$270,000	$270,042
Total Foreign Government Agency Issues (Cost ― $269,843)				270,042

Mortgage Backed Securities ― 0.8%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	58,965	61,549
Gold Pool A35826	5.000%	7/1/2035	43,371	47,446
Gold Pool A49479	5.000%	6/1/2036	29,080	31,723
Gold Pool A65694	6.000%	9/1/2037	32,774	37,236
Federal National Mortgage Association (FNMA)
Pool 555487	5.000%	5/1/2018	8,171	8,401
Pool 896885	6.000%	6/1/2022	6,600	7,006
Pool 995262	5.500%	1/1/2024	27,074	29,088
Pool 891596	5.500%	6/1/2036	33,792	37,661
Pool 900936	6.500%	2/1/2037	2,958	3,290
Pool 946594	6.000%	9/1/2037	36,573	41,319
Total Mortgage Backed Securities (Cost ― $278,568)				304,719

U.S. Government & Agency Obligations ― 8.5%
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	40,000	53,095
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	120,000	125,672
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	75,000	74,609
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	35,000	48,973
Federal National Mortgage Association (FNMA)	1.150%	12/12/2018	150,000	149,719
Federal National Mortgage Association (FNMA)	1.250%	5/6/2021	165,000	161,268
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	40,000	53,609
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	515,542
United States Treasury Bonds	7.875%	2/15/2021	180,000	221,147
United States Treasury Bonds	8.000%	11/15/2021	75,000	95,229
United States Treasury Bonds	7.250%	8/15/2022	150,000	189,940
United States Treasury Bonds	7.500%	11/15/2024	210,000	287,741
United States Treasury Bonds	6.875%	8/15/2025	50,000	67,458
United States Treasury Bonds	6.750%	8/15/2026	30,000	41,072
United States Treasury Bonds	3.500%	2/15/2039	176,000	193,762
United States Treasury Bonds	4.375%	11/15/2039	242,000	300,449
United States Treasury Notes	4.250%	11/15/2017	150,000	153,009
United States Treasury Notes	3.625%	8/15/2019	190,000	200,127
United States Treasury Notes	3.625%	2/15/2020	125,000	132,583
United States Treasury Notes	2.625%	8/15/2020	200,000	206,465
Total U.S. Government & Agency Obligations (Cost ― $3,052,787)				3,271,469

			Shares
Short-Term Investment ― 3.5%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I - 0.56%(b)			1,352,672	1,352,672
Total Short-Term Investment (Cost ― $1,352,672)				1,352,672

Total Investments ― 99.9% (Cost ― $30,347,182)				38,284,593
Other Assets in Excess of Liabilities ― 0.1%				28,187
Total Net Assets ― 100.0%				$38,312,780

Notes:

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is rate at period end.
(b)	The rate is the annualized seven-day yield at period end.

1919 Variable Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited) (Continued)

Abbreviations used in this schedule:
PLC - Public Limited Company

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at March 31, 2017 was as follows***:

Cost of investments	$30,347,182
Gross unrealized appreciation	8,444,457
Gross unrealized depreciation	(507,046)
Net unrealized appreciation	$7,937,411

***	Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent annual report.

1919 Funds
Schedule of Investments (continued)
March 31, 2017 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP").  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market.  If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -  significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$195,608,917	$-	$-	$195,608,917
Total long-term investments	195,608,917	-	-	195,608,917
Short-term investments	7,167,019	-	-	7,167,019
Total investments	$202,775,936	$-	$-	$202,775,936

1919 MARYLAND TAX-FREE FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$-	$122,829,845	$-	$122,829,845
Total long-term investments	-	122,829,845	-	122,829,845
Total investments	$-	$122,829,845	$-	$122,829,845

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$82,053,974	$-	$-	$82,053,974
Collateralized Mortgage Obligations	-	539,024	-	539,024
Corporate Bonds	-	19,426,247	-	19,426,247
Foreign Government Agency Issues	-	850,131	-	850,131
Mortgage-Backed Securities	-	1,226,277	-	1,226,277
Municipal Bonds	-	432,534	-	432,534
U.S. Government & Agency Obligations	-	8,458,876	-	8,458,876
Total long-term investments	$82,053,974	$30,933,089	$-	$112,987,063
Short-term investments	5,606,269	-	-	5,606,269
Total investments	$87,660,243	$30,933,089	$-	$118,593,332
1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$27,162,056	$-	$-	$27,162,056
Collateralized Mortgage Obligations	-	67,369	-	67,369
Corporate Bonds	-	5,856,266	-	5,856,266
Foreign Government Agency Issues	-	270,042	-	270,042
Mortgage-Backed Securities	-	304,719	-	304,719
U.S. Government & Agency Obligations	-	3,271,469	-	3,271,469
Total long-term investments	$27,162,056	$9,769,865	$-	$36,931,921
Short-term investments	1,352,672	-	-	1,352,672
Total investments	$28,514,728	$9,769,865	$-	$38,284,593

* See Schedule of Investments for additional detailed categorizations.

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Advised Portfolios

By (Signatur and Title)* /s/ Christopher E. Kashmerick
                                           Christopher E. Kashmerick, President and Principal Executive Officer

Date May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Russell B. Simon
                                              Russell B. Simon, Treasurer and Principal Financial Officer

Date May 30, 2017